SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                        February 1, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re: AllianceBernstein Bond Fund, Inc. (the "Fund") - AllianceBernstein Bond Inflation Strategy ("Bond Inflation Strategy") and AllianceBernstein Municipal Bond Inflation Strategy ("Municipal Bond Inflation Strategy")
                  File Nos. 2-48227 and 811-2383
                  ---------------------------------------------------------

Dear Sir or Madam:

     On behalf of the above-referenced Fund with respect to Bond Inflation Strategy and Municipal Bond Inflation Strategy, which are each a series of the Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses of the Fund, with respect to Bond Inflation Strategy and Municipal Bond Inflation Strategy, that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 26, 2010.

     A copy of the Statement of Additional Information for Bond Inflation Strategy and Municipal Bond Inflation Strategy will be filed under Rule 497(c) today.

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                                        Sincerely,


                                                        /s/ Young Seo
                                                        -------------
                                                            Young Seo



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